UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8033

SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED

(Exact name of registrant as specified in charter)

11 South LaSalle Street, 2nd Floor

Chicago, Illinois 60603

(Address of Principal Executive Office)

Michael J. Heller

Treasurer, Controller & Assistant Secretary

Security Capital Real Estate Mutual Funds Incorporated

11 South LaSalle Street, 2nd Floor

Chicago, Illinois 60603

(Name and Address of Agents for Service)

Registrant’s telephone number, including area code: (312) 345-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 to September 30, 2004

Item 1. Schedule of Investments.

SECURITY CAPITAL U.S. REAL ESTATE SHARES

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

Shares		Market Value[1]
	COMMON STOCKS - 97.8%
	MULTIFAMILY - 28.7%
575,700	Equity Residential Properties Trust	$17,846,700
273,400	AvalonBay Communities, Inc.	16,464,148
367,300	Apartment Investment and Management Company	12,774,694
395,400	Archstone-Smith Trust	12,510,456
196,500	Camden Property Trust	9,078,300
186,500	Gables Residential Trust	6,368,975
212,700	Post Properties, Inc.	6,359,730
86,150	Essex Property Trust, Inc.	6,189,878

		87,592,881

	OFFICE - 21.8%
344,200	SL Green Realty Corporation	17,833,002
606,160	Corporate Office Properties Trust	15,529,819
316,100	Mack-Cali Realty Corporation	14,003,230
436,800	Reckson Associates Realty Corp.	12,558,000
229,200	Brandywine Realty Trust	6,527,616

		66,451,667

	REGIONAL MALLS - 13.2%
365,900	The Macerich Company	19,498,811
269,200	Simon Property Group, Inc.	14,437,196
244,300	Taubman Centers, Inc.	6,310,269

		40,246,276

	HOTELS - 10.4%
319,500	Starwood Hotels & Resorts Worldwide, Inc.	14,831,190
622,900	Host Marriott Corporation	8,739,287
297,900	Fairmont Hotels & Resorts Inc.	8,138,628

		31,709,105

	SHOPPING CENTERS - 10.3%
369,400	Federal Realty Investment Trust	16,253,600
195,700	Regency Centers Corporation	9,098,093
237,300	New Plan Excel Realty Trust	5,932,500

		31,284,193

	STORAGE - 7.5%
300,400	Public Storage, Inc.	14,884,820
209,300	Shurgard Storage Centers, Inc.	8,120,840

		23,005,660

[1]	Refer to Note 1(a) to the financial statements in the annual and semi-annual reports for information on valuation of investments.

SECURITY CAPITAL U.S. REAL ESTATE SHARES

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

Shares / Principal Amount		Market Value[1]
	INDUSTRIAL - 5.9%
488,800	AMB Property Corporation	$18,095,376

	Total common stocks (cost $225,985,647)	298,385,158

	SHORT-TERM INVESTMENT - 1.7%
$5,014,589	Agreement with State Street Bank and Trust Company, 0.650%, dated 9/30/2004, to be repurchased at $5,014,680, on 10/1/2004, collateralized by $3,440,000, U.S. Treasury Bond, 8.750% maturing on 5/15/2020 (market value of collateral $5,117,000)	5,014,589

	Total short-term investment (cost $5,014,589)	5,014,589

	Total investments - 99.5% (cost $231,000,236)	303,399,747

	Other assets in excess of liabilities - 0.5%	1,579,264

	Net assets 100.0%	$304,979,011

[1]	Refer to Note 1(a) to the financial statements in the annual and semi-annual reports for information on valuation of investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act are filed as exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED

Date: November 23, 2004	By:	/s/ Anthony R. Manno Jr.
	Name:	Anthony R. Manno Jr.
	Title:	President

Date: November 23, 2004	By:	/s/ Michael J. Heller
	Name:	Michael J. Heller
	Title:	Treasurer and Controller

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 23, 2004	By:	/s/ Anthony R. Manno Jr.
	Name:	Anthony R. Manno Jr.
	Title:	President

Date: November 23, 2004	By:	/s/ Michael J. Heller
	Name:	Michael J. Heller
	Title:	Treasurer and Controller

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.